Accumulated Other Comprehensive Income	12 Months Ended
Jun. 30, 2016
Equity [Abstract]
Accumulated Other Comprehensive Income

Note 19 — Accumulated Other Comprehensive Income

The following table represents the changes in components of accumulated other comprehensive income, net of tax, for the fiscal year ended:

	June 30, 2016
	Foreign currency translation	Unrealized investment holding loss	Total
	(In thousands)
Fiscal year opening balance	$5,302	$—	$5,302
Changes in comprehensive income:
Other comprehensive loss	(125)	(265)	(390)

Net current period other comprehensive loss	(125)	(265)	(390)

Fiscal year ended June 30, 2016	$5,177	$(265)	$4,912